Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 13, 2013	Jul. 14, 2012	Jul. 13, 2013	Jul. 14, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010	Dec. 31, 2007
Income Taxes Textual [Abstract]
Expiration dates for operating losses					Beginning in 2027
Valuation allowance					$ 10,539,000	$ 229,000	$ 11,901,000	$ 13,900,000
Additional Valuation Allowance Recorded in Other Comprehensive Loss					1,500,000
Gross unrecognized tax benefits for uncertain tax positions									900,000
Accrued interest and penalties, paid								200,000
Overall effective tax rate	(7.70%)	3.60%	(9.20%)	6.60%
Effective tax rate without adjustments to valuation allowance and discrete charges	43.00%	39.60%	19.50%	39.60%
United States Federal Tax [Member]
Income Taxes Textual [Abstract]
Operating losses net					59,100,000
Federal tax credits					3,200,000
State and Local Jurisdiction [Member]
Income Taxes Textual [Abstract]
Operating losses net					$ 50,000,000